Note 15 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and restricted cash [text block]
[US$ thousands]	As of December 31,
Cash and cash equivalents	2019	2020
Restricted cash	216	280
Cash and cash equivalents	139,271	133,888
Total	139,487	134,168